Other gain (loss) (Tables)	12 Months Ended
Mar. 31, 2014
Other gain (loss)
Schedule of other gain (loss)

	2012	2013	2014
Operating rent income	—	—	626
Loss from sale of fixed assets	—	—	(102)
Other income/(loss)	170	(1)	33

Total other income/expenses	170	(1)	557